Operating Leases (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Leases [Abstract]
Schedule of Right of Use Assets and Lease Liabilities

The following table summarizes the right of use assets and lease liabilities (in thousands):

	June 30, 2025	March 31, 2026
Operating right of use assets	$117,769	$110,779
Operating lease liabilities, current portion	$6,879	$8,346
Operating lease liabilities, net of current portion	121,491	115,084
Operating lease liabilities	$128,370	$123,430

The following table summarizes the right of use assets and lease liabilities as follows (in thousands):

	Successor
	June 30,
	2024	2025
Operating right of use assets	$18,344	$117,769
Operating lease liabilities, current portion	$2,017	$6,879
Operating lease liabilities, net of current portion	16,201	121,491
Total Operating Lease Liabilities	$18,218	$128,370

Schedule of Lease Expense and Supplemental Cash Flow Information

The details of the Company’s lease expense were as follows (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2025	2026	2025	2026
Operating lease expense	$5,019	$5,175	$12,153	$15,482
Variable lease expense	722	806	1,501	2,215
Short-term lease expense	392	463	1,171	1,481
Total operating lease expense	$6,133	$6,444	$14,825	$19,178

Supplemental cash flow and other information related to operating leases were as follows (in thousands):

	Nine Months Ended March 31,
	2025	2026
Operating cash flows from operating leases	$10,830	$17,179
Non-cash activities:
Operating lease liabilities from obtaining right of use assets	$113,216	$—

The details of the Company’s lease expense are as follows (in thousands):

	Predecessor	Successor
	Period from July 1, 2023 to October 31, 2023	Period from Inception to June 30, 2024	Year Ended June 30, 2025
Operating lease expense	$397	$1,700	$17,226
Variable lease expense	67	75	2,169
Short-term lease expense	243	1,162	1,511
Total Operating Lease Expense	$707	$2,937	$20,906

Supplemental cash flow and other information related to operating leases are as follows (in thousands):

	Predecessor	Successor
	Period from July 1, 2023 to October 31, 2023	Period from Inception to June 30, 2024	Year Ended June 30, 2025
Operating cash flows from operating leases	$384	$2,863	$16,249
Non-cash activities:
Operating lease liabilities from obtaining right of use assets	$—	$8,695	$107,776

Schedule of Maturities of Lease Liabilities

The following table presents the maturities of lease liabilities as follows (in thousands):

Year Ending June 30,	Operating Leases
2026	$18,140
2027	19,537
2028	20,663
2029	20,703
2030	19,900
Thereafter	97,655
196,598
Less: the effects of discounting	(68,228)
Total Operating Lease Liability	$128,370

Schedule of Weighted Average Remaining Lease Term and Weighted Average Discount Rate

The Company’s weighted average remaining lease-term and weighted average discount rate are as follows:

	Predecessor	Successor
	Period from July 1, 2023 to October 31, 2023	Period from Inception to June 30, 2024	Year Ended June 30, 2025
Weighted average remaining lease-term	3.4 years	5.6 years	9.5 years
Weighted average discount rate	8%	8%	9%